PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Broadline Retail 2.8%
Amazon.com, Inc.*	4,822	$1,146,093
Communications Equipment 0.3%
Arista Networks, Inc.*	1,112	128,136
Electric Utilities 1.3%
Constellation Energy Corp.	1,753	525,865
Electrical Equipment 4.3%
Eaton Corp. PLC	1,756	573,228
Schneider Electric SE	1,661	421,271
Vertiv Holdings Co. (Class A Stock)	6,149	719,556
		1,714,055
Electronic Equipment, Instruments & Components 1.5%
Keysight Technologies, Inc.*	3,435	612,632
Entertainment 3.1%
Netflix, Inc.*	1,280	1,250,253
Financial Services 0.9%
Mastercard, Inc. (Class A Stock)	672	373,249
Health Care Equipment & Supplies 2.3%
Dexcom, Inc.*	5,903	512,557
Intuitive Surgical, Inc.*	751	429,482
		942,039
Hotels, Restaurants & Leisure 1.4%
Airbnb, Inc. (Class A Stock)*	4,340	569,278
Independent Power & Renewable Electricity Producers 1.9%
Vistra Corp.	4,518	759,160
Interactive Media & Services 2.3%
Alphabet, Inc. (Class A Stock)	2,790	569,216
Meta Platforms, Inc. (Class A Stock)	516	355,617
		924,833

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 1.7%
Snowflake, Inc. (Class A Stock)*	3,718	$674,854
Media 1.5%
Trade Desk, Inc. (The) (Class A Stock)*	5,044	598,622
Pharmaceuticals 2.7%
AstraZeneca PLC (United Kingdom), ADR	8,553	605,210
UCB SA (Belgium), ADR(a)	5,082	493,869
		1,099,079
Semiconductors & Semiconductor Equipment 35.5%
Advanced Micro Devices, Inc.*	1,715	198,854
Analog Devices, Inc.	2,823	598,165
ARM Holdings PLC, ADR*(a)	4,171	665,483
ASML Holding NV (Netherlands)	609	450,240
Broadcom, Inc.	16,765	3,709,592
Camtek Ltd. (Israel)(a)	3,326	314,440
Impinj, Inc.*	2,711	343,999
Lam Research Corp.	12,119	982,245
Marvell Technology, Inc.	7,210	813,721
NVIDIA Corp.	37,719	4,528,920
Onto Innovation, Inc.*	3,052	624,927
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,262	1,101,442
		14,332,028
Software 28.8%
Adobe, Inc.*	932	407,703
Crowdstrike Holdings, Inc. (Class A Stock)*	2,773	1,103,848
CyberArk Software Ltd.*	1,525	565,744
Datadog, Inc. (Class A Stock)*	5,410	772,061
Fair Isaac Corp.*	280	524,597
HubSpot, Inc.*	1,472	1,147,468
Intapp, Inc.*	3,130	223,138
Microsoft Corp.	6,158	2,555,939
Monday.com Ltd.*	717	183,165
Palo Alto Networks, Inc.*(a)	4,616	851,283
Salesforce, Inc.	3,087	1,054,828
Samsara, Inc. (Class A Stock)*	10,928	562,792
ServiceNow, Inc.*	991	1,009,215
Synopsys, Inc.*	1,267	665,783
		11,627,564

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	10,146	$2,394,456

Total Long-Term Investments (cost $22,309,059)		39,672,196

Short-Term Investments 7.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	827,952	827,952
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $2,016,169; includes $2,013,194 of cash collateral for securities on loan)(b)(wb)	2,017,423	2,016,212

Total Short-Term Investments (cost $2,844,121)		2,844,164

TOTAL INVESTMENTS 105.2% (cost $25,153,180)		42,516,360
Liabilities in excess of other assets (5.2)%		(2,102,734)

Net Assets 100.0%		$40,413,626

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,992,009; cash collateral of $2,013,194 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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